Note 1 - Organization and Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended		12 Months Ended			177 Months Ended	189 Months Ended	195 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2013
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, Net	$ 1,656,000	$ 1,759,000	$ 3,499,000	$ 3,681,000	$ 13,243,000
Net Income (Loss) Attributable to Parent	(7,911,000)	(8,332,000)	(16,137,000)	(13,575,000)	(3,517,000)	(137,400,000)	(153,600,000)	(161,500,000)
Provision for Doubtful Accounts	0		33,000	0
Number of Operating Segments	1
Allocated Share-based Compensation Expense	500,000	500,000	900,000	700,000	600,000
Share-based Compensation, Effect on Earnings Per Share	$0.01	$0.01	$0.02	$0.02	$0.02
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	900,000		500,000	800,000		800,000	500,000	900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 219 days		2 years 219 days	2 years 146 days
Automated Anastomotic Systems [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, Net	1,500,000	1,500,000	2,900,000	3,300,000	3,900,000
MicroCutter XCHANGE 30 [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, Net	100,000	24,000	200,000
Maximum [Member] | Accounts Receivable [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Maximum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	five
Minimum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	three
Certificates of Deposit [Member] | Company Merchant Credit Card [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Restricted Cash and Cash Equivalents	4,000							4,000
Certificates of Deposit [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Restricted Cash and Cash Equivalents	$ 100,000							$ 100,000